Net Financial Income and Costs	12 Months Ended
Dec. 31, 2019
Net Financial Income and Costs
Net Financial Income and Costs

13. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Financial income
Financial income	1,036	2,448	1,887
Total financial income	1,036	2,448	1,887
Financial costs
Amortization and write-off of deferred loan issuance costs	8,845	7,463	6,806
Interest expense on loans	60,935	64,282	63,912
Lease expense (Note 4)	—	—	56
Commitment fees	632	522	729
Other financial costs including bank commissions	381	447	495
Total financial costs	70,793	72,714	71,998

During the year ended December 31, 2018, an amount of $900 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the term loan facility of the New Sponsor Credit Facility (Note 7) was included in Amortization of deferred loan issuance costs. During the year ended December 31, 2019, an amount of $988 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the Terminated Partnership Facility (Note 7) was also included in Amortization of deferred loan issuance costs.